Note 4 - Accounts Receivable (Details) - Accounts Receivable (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]0
Accounts receivable	$ 1,844,015	$ 2,882,744
Unbilled receivables		202,250
Other receivables	18,142	19,364
Allowance for doubtful accounts	(57,680)	(57,680)	(40,000)
Total	$ 1,804,477	$ 3,046,678	$ 1,305,317